Employee Benefits (Tables)	12 Months Ended
Dec. 31, 2024
Employee Benefits [Asbtarct]
Schedule of Employee Welfare Benefits Expenses

The following table presents the Group’s employee welfare benefits expenses for the years ended December 31, 2022, 2023 and 2024:

	For the year ended
	December 31,
	2022	2023	2024
	RMB	RMB	RMB
Medical and welfare defined contribution plan	16,172	11,688	8,381
Other employee benefits	87	45	31
Total	16,259	11,733	8,412